Business Combinations - Summary of Divestments Transactions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net assets disposed of
Goodwill	kr 31,200	kr 30,035	kr 27,815
Divestments 2017-2019 [member]
Disclosure Of Divestitures [Line Items]
Proceeds	1,569	226	459
Net assets disposed of
Property, plant and equipment	171	55	62
Right-of-use assets	20
Investments in associates	5	114
Intangible assets	820	30
Goodwill			45
Other assets	96	809	219
Provisions, incl. post-employment beneﬁts	244	(43)
Other liabilities	(774)	(571)	(180)
Total net assets	582	394	146
Net gains/losses from divestments	987	(168)	313
Shares in associated companies	(1,209)
Cash ﬂow effect	kr 360	kr 226	kr 459